Revenue (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenue
Revenue	$ 11,116,013	$ 21,671,391
Egypt
Revenue
Revenue	10,389,858	19,085,808
Kingdom of Saudi Arabia
Revenue
Revenue	726,155	2,005,566
United Arab Emirates
Revenue
Revenue		580,017
Business to business - TaaS
Revenue
Revenue	8,194,324	15,651,129
Business to customers - B2C
Revenue
Revenue	$ 2,921,689	$ 6,020,262